Trade accounts and other payables (Tables)	12 Months Ended
Dec. 31, 2012
Trade accounts and other payables [Abstract]
Schedule Of Trade Accounts And Other Payables [Table Text Block]
	2012	2011
Creditors	2,013	2,431
Insurances	228	136
Other	273	28
Total	2,514	2,595